Business and Oil and Gas Property Acquisitions and Dispositions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	May 29, 2012 Keystone Midstream Services	Sep. 30, 2012 Keystone Midstream Services	Mar. 31, 2011 Sumitomo Participation and Exploration Agreement Butler County	Dec. 31, 2012 Sumitomo Participation and Exploration Agreement Sumitomo Corporation	Dec. 31, 2012 Sumitomo Participation and Exploration Agreement Sumitomo Corporation Lease Expense	Dec. 31, 2012 Sumitomo Participation and Exploration Agreement Sumitomo Corporation Drilling Services	Sep. 30, 2010 Sumitomo Participation and Exploration Agreement Sumitomo Corporation Butler County acre	Mar. 31, 2011 Sumitomo Participation and Exploration Agreement Sumitomo Corporation Butler County	Dec. 31, 2012 Sumitomo Participation and Exploration Agreement Sumitomo Corporation Butler County Well	Dec. 31, 2012 Sumitomo Participation and Exploration Agreement Sumitomo Corporation Keystone Midstream Services	Dec. 31, 2012 Sumitomo Participation and Exploration Agreement Sumitomo Corporation Marcellus Shale Joint Venture Project Areas acre	Dec. 31, 2012 Sumitomo Participation and Exploration Agreement Sumitomo Corporation Williams Joint Venture Areas Well	Dec. 31, 2012 Sumitomo Participation and Exploration Agreement Sumitomo Corporation RW Gathering, LLC	Dec. 31, 2012 Sumitomo Participation and Exploration Agreement Sumitomo Corporation Fayette and Centre Counties acre
Significant Acquisitions and Disposals [Line Items]
Base consideration for sale	$ 483.2
Proceeds from sale at closing	121.4
Transactional costs which we recorded as Gain (Loss) on Equity Method Investments	3.3
Post-closing settlement charges		0.5
Proceeds from sale at closing		120.9
Cash held in escrow and paid out over the next 12 months	14.3
Proceed from escrow amount		7.2
Funds by other sellers in transaction		3.8
Post-closing adjustment	0.5
Gain on sale of investment	99.4
Percentage of ownership interest sold							15.00%		30.00%	30.00%	20.00%	20.00%	20.00%	50.00%
Area of non-operated interest sold							40,700
Proceeds from sale of ownership interest							30.6				19.0			9.2
Drill carry proceeds from sale of ownership interest							30.6				19.0
Percentage of drilling and completion cost							80.00%				80.00%
Area of non-operated interest leased							9,000
Leasing management fee per net acre							1,000
Percentage ownership after joint venture transaction			70.00%					30.00%
Future leasing management fee per net acre									150
Number of wells in ownership interest sold									20			19
Area of ownership interest sold											23,500
Area of ownership interest sold														4,500
Drill carry proceeds from sale of ownership interest														9.2
Percentage of drilling and completion cost														80.00%
Cash received at closing venture transaction				99.5
Reimbursement for leasing and drilling related expenses					7.6	7.5
(Gain) Loss on venture transaction				$ 16.5